Liabilities related to associates and joint ventures - Samarco financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Events with significant effect on the income statement
Current assets	$ 15,292	$ 18,954
Non-current assets	72,898	80,230
Total assets	88,190	99,184
Current liabilities	9,111	13,114
Non-current liabilities	34,247	41,298
Total liabilities	43,358	54,412
Negative reserves	44,832	44,772	$ 41,024	$ 35,704
Loss	6,988	6,334	$ 5,203
Samarco
Events with significant effect on the income statement
Proceeds from debt used for working capital	84	142
Short-term facilities available for operations	88
Current assets	54	66
Non-current assets	3,443	6,016
Total assets	3,497	6,082
Current liabilities	6,069	5,481
Non-current liabilities	3,934	3,636
Total liabilities	10,003	9,117
Negative reserves	(6,506)	(3,035)
Loss	$ (1,257)	$ (930)